CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues		$ 568,993	$ 624,087	$ 921,834
Cost of revenues		(497,610)	(433,488)	(308,395)
Gross profit (loss)		71,383	190,599	613,439
Operating Expenses
Selling and marketing expenses		(259,864)	(405,345)	(381,635)
General and administrative expenses		(4,022,720)	(3,521,692)	(1,845,064)
Provision for credit loss against doubtful accounts		(3,244,489)	(23,009,903)	(726,294)
Impairment of deposit due from a third party		(2,782,609)
Total Operating Expenses		(10,309,682)	(26,936,940)	(2,952,993)
Loss from Operations		(10,238,299)	(26,746,341)	(2,339,554)
Other Income (Expenses)
Interest expense, net		(12,137)	(135,164)	(14,492)
Changes in fair value of warrant liabilities				(832)
Changes in fair value of short-term investments		17,752	473,361	596,796
Subsidy income			14,896	9,876
Other expenses, net		(1,788,270)	(477,986)	(98,628)
Total Other (Expenses) Income, Net		(1,782,655)	(124,893)	494,384
Loss Before Income Taxes		(12,020,954)	(26,871,234)	(1,845,170)
Income tax expenses		(695)
Net Loss		(12,021,649)	(26,871,234)	(1,845,170)
Other Comprehensive Income (Loss)
Foreign currency translation adjustment		485,203	(665,119)	(1,231,344)
Comprehensive Loss		$ (11,536,446)	$ (27,536,353)	$ (3,076,514)
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding, Basic (in shares)	[1]	1,534,487	1,534,487	1,534,487
Weighted average number of ordinary shares outstanding, Diluted (in shares)		1,534,487	1,534,487	1,534,487
Loss per share
Loss per share, Basic (in dollar per share)	[1]	$ (7.83)	$ (17.51)	$ (1.2)
Loss per share, Diluted (in dollar per share)		$ (7.83)	$ (17.51)	$ (1.2)

[1]	Retrospectively restated to give effect to a share consolidation at a ratio of one-for-six (6) ordinary shares effective on March 21, 2023 (Note 16).